DISTRIBUTION TO SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 27, 2017	May 31, 2017	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
DISTRIBUTION TO SHAREHOLDERS
Dividend (per share)	$ 0.25
Dividends, Common Stock, Cash		$ 41,166	$ 0	$ 0	$ 41,166